Acquisitions and Other Arrangements - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Jul. 27, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired and liabilities assumed
Goodwill	$ 3,099		$ 2,595	$ 2,687
Claris Injectables Limited
Assets acquired and liabilities assumed
Cash		$ 11
Accounts and other current receivables		16
Inventories		30
Prepaid expenses and other		16
Property, plant and equipment		132
Goodwill		291
Other intangible assets		280
Other		20
Accounts payable and accrued liabilities		(22)
Other long-term liabilities		(134)
Total assets acquired and liabilities assumed		$ 640